Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended				3 Months Ended						12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended
	Mar. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Solar Energy Systems [Member]	Mar. 31, 2011 Pending or Threatened Litigation [Member]	Dec. 31, 2011 Indemnification Agreement [Member] claim	Dec. 31, 2011 Contract Termination [Member]	Dec. 31, 2011 Purchase Obligation Termination [Member]	Dec. 31, 2011 FRV US [Member]	Sep. 02, 2011 FRV US [Member]	Dec. 31, 2011 Solaicx [Member] amount	Jun. 30, 2010 Solaicx [Member]	Dec. 31, 2011 Solaicx [Member] Maximum [Member]	Dec. 31, 2011 Solaicx [Member] Minimum [Member]	Nov. 20, 2009 SunEdison [Member]	Dec. 31, 2011 SunEdison [Member] entity	Dec. 31, 2010 SunEdison [Member]	Dec. 31, 2011 Inventories [Member]	Dec. 31, 2010 Inventories [Member]	Dec. 31, 2009 Inventories [Member]	Sep. 30, 2011 Other Income [Member]	Dec. 31, 2011 Other Income [Member]
Loss Contingencies [Line Items]
Business acquisition, contingent consideration		$ 90.8											$ (26.0)			$ (77.0)		$ 80.2
Business Acquisition, Contingent Consideration, at Fair Value, Current		71.6	106.4										26.0
Business Acquisition, Contingent Consideration, at Fair Value, Noncurrent		19.2
Contingent consideration paid in cash													75.7
Amount payable based on achieving revenues														71.8	60.0
Number Of Target Revenue Amounts												2
Additional payment combination of cash and common stock												27.6
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High		26.3
Number of Businesses Acquired																	3
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		171.0								70.4	70.4		71.8				73.0
Operating Leases, Rent Expense, Net		17.6	10.5	7.9
Operating Leases, Future Minimum Payments Due [Abstract]
Total		99.0
2012		20.8
2013		20.1
2014		17.7
2015		15.8
2016		10.9
Thereafter		13.7
Operating Leases, Future Minimum Payments Due, Noncancellable		89.6
Cost of Goods Sold		2,420.6	1,902.1	1,035.5															37.4	5.7	15.6
Restructuring Reserve								226.4
Restructuring Reserve, Current									91.1
Restructuring Reserve, Noncurrent									135.3
Loss Contingency, Range of Possible Loss, Maximum									500
Loss Contingency, Pending Claims, Number							0
Product Warranty Accrual					0
Sale Lease Back Transaction Additional Payments Under The Terms Of Lease Agreements For Indemnification		6.0
Guaranteed the uptime availability of the system over the term of the arrangement, years																	20 years
Breach of contract claim, awarding damages to Semi-Materials	19.0
Breach of contract claim, awarding damages to Semi-Materials previously recorded	5.1
Marketing and administration		352.8	267.0	161.9		13.9
Respective claims for breach of contract against MEMC Pasadena, awarding verdict		0.2
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net																							14.2
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net																						$ (6.6)
Contingent consideration common stock issued																3.8